K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 27, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds

American Beacon Balanced Fund; American Beacon Large Cap Value Fund; American Beacon Mid-Cap Value Fund; American Beacon Small Cap Value Fund; American Beacon Small Cap Value II Fund; American Beacon International Equity Fund; American Beacon Emerging Markets Fund; American Beacon High Yield Bond Fund; American Beacon Retirement Income and Appreciation Fund; American Beacon Intermediate Bond Fund; and American Beacon Short-Term Bond Fund

File Nos. 033-11387; 811-04984

Post-Effective Amendment No. 213

Ladies and Gentlemen:

We have acted as counsel to American Beacon Funds (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 213 to the Trust's registration statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP